Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41662
Entity Registrant Name	SYLA TECHNOLOGIES CO., LTD.
Entity Central Index Key	0001946216
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Ebisu Prime Square Tower 7F
Entity Address, City or Town	Shibuya-ku
Entity Address, Country	JP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	239,489
ICFR Auditor Attestation Flag	false
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
American Depositary Shares Each Representing One Common Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one common share
Trading Symbol	SYT
Security Exchange Name	NASDAQ
Common Shares No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value*
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ebisu Prime Square Tower 7F
Entity Address, City or Town	Shibuya-ku
Entity Address, Country	JP
City Area Code	81
Local Phone Number	3-4560-0650
Contact Personnel Name	Hiroyuki Sugimoto